UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2010

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.7%):
BNP Paribas Finance, Inc., 0.12% (a), 10/1/10	$1,060	$1,060
Total Commercial Paper (Cost $1,060)		1,060

Common Stocks (96.2%):
Aerospace/Defense (1.7%):
Lockheed Martin Corp.	1,468	105
Raytheon Co.	12,100	553
		658
Airlines (1.3%):
Southwest Airlines Co.	38,800	507

Automotive (1.1%):
Ford Motor Co. (b)	36,700	449

Banks (5.4%):
Bank of America Corp.	86,400	1,133
JPMorgan Chase & Co.	25,700	978
		2,111
Beverages (1.4%):
Dr Pepper Snapple Group, Inc.	15,900	565

Biotechnology (0.3%):
Amgen, Inc. (b)	2,035	112

Brokerage Services (2.2%):
Charles Schwab Corp.	60,890	846

Chemicals (1.2%):
Monsanto Co.	9,763	468

Commercial Services (1.5%):
Paychex, Inc.	21,121	581

Computers & Peripherals (3.6%):
EMC Corp. (b)	69,838	1,418

Electronics (3.0%):
General Electric Co.	18,485	300
Johnson Controls, Inc.	28,000	854
		1,154
Engineering (1.7%):
ABB Ltd., Sponsored ADR	31,300	661

Environmental Control (1.0%):
Waste Management, Inc.	10,400	372

Financial Services (3.1%):
Morgan Stanley	30,200	746
Western Union Co.	25,932	458
		1,204
Food Processing & Packaging (4.0%):
Kellogg Co.	4,009	202
Kraft Foods, Inc., Class A	26,724	825
Nestle SA, Sponsored ADR	9,787	523
		1,550
Home Builders (0.8%):
Toll Brothers, Inc. (b)	16,754	319

Insurance (4.7%):
MetLife, Inc.	21,628	832
The Chubb Corp.	7,600	433

See notes to schedules of investments.

Security Description	Shares	Value
The Travelers Cos., Inc.	10,852	$565
		1,830
Internet Business Services (5.0%):
eBay, Inc. (b)	7,646	186
Google, Inc., Class A (b)	3,400	1,788
		1,974
Investment Companies (1.0%):
Invesco Ltd.	17,750	377

Office Equipment & Supplies (2.1%):
Staples, Inc.	40,100	839

Oil & Gas Exploration-Production & Services (1.8%):
Anadarko Petroleum Corp.	8,887	507
ENSCO International PLC, Sponsored ADR	4,700	210
		717
Oil Companies-Integrated (3.7%):
Exxon Mobil Corp.	23,700	1,464

Oilfield Services & Equipment (6.9%):
Halliburton Co.	41,289	1,365
Schlumberger Ltd.	21,667	1,335
		2,700
Pharmaceuticals (9.9%):
Abbott Laboratories	9,100	475
Johnson & Johnson	8,900	551
Merck & Co., Inc.	25,800	950
Pfizer, Inc.	71,500	1,228
Teva Pharmaceutical Industries Ltd., Sponsored ADR	12,800	675
		3,879
Retail (2.0%):
Target Corp.	14,726	787

Retail-Department Stores (1.7%):
Macy’s, Inc.	28,400	656

Retail-Specialty Stores (3.3%):
Lowe’s Cos., Inc.	57,253	1,276

Semiconductors (0.5%):
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	18,378	186

Software & Computer Services (5.0%):
Microsoft Corp.	29,488	722
Oracle Corp.	46,611	1,252
		1,974
Steel (1.9%):
Nucor Corp.	19,237	735

Telecommunications (1.1%):
Qwest Communications International, Inc.	69,345	435

Telecommunications-Services & Equipment (4.6%):
QUALCOMM, Inc.	40,000	1,805

Transportation Services (2.8%):
United Parcel Service, Inc., Class B	16,131	1,076

Utilities-Electric (1.5%):
Exelon Corp.	14,200	605

Utilities-Telecommunications (3.4%):
Verizon Communications, Inc.	40,600	1,323

See notes to schedules of investments.

Total Common Stocks (Cost $33,925)	37,613

Total Investments (Cost $34,985) — 98.9%	38,673

Other assets in excess of liabilities — 1.1%	444

NET ASSETS — 100.0%	$39,117

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Variable Insurance Funds

Notes to Schedule of Portfolio Investments

September 30, 2010 (Unaudited)

1. Federal Tax Information:

At September 30, 2010, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation was as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	35,224	4,325	(876)	3,449

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust currently offers shares of one fund: the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The valuation techniques above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value.  The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•      Level 1 - quoted prices in active markets for identical securities

•      Level 2 - other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

At September 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2010, based upon the three levels defined above, is included in the table below, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Diversified Stock Fund
Commercial Paper	$—	$1,060	$1,060
Common Stock	37,613	—	37,613
Total	$37,613	$1,060	$38,673

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of September 30, 2010.

The Fund records investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  In each of these situations, valuations are typically categorized as Level 1 in the fair valuation hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value.  In each of these situations, valuations are typically categorized as Level 2 in the fair valuation hierarchy.

Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.  Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair valuation hierarchy.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Derivative Instruments:

The Fund may be subject to equity price risk in the normal course of pursuing investment objectives. The Fund may invest in futures contracts to hedge against changes in the value of equities. The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. For the period ended September 30, 2010, the Fund did not hold any futures or options contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of September 30, 2010, the Fund had no outstanding when-issued purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments.  For the period ended September 30, 2010, KeyBank received $185 (amount in thousands) in total from the Trust, The Victory Portfolios and/or The Victory Institutional Funds (collectively the “Victory Trusts”) for its services as lending agent.  Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s).  Loans are subject to termination by the Trust or the borrower at any time.

During the period ended September 30, 2010, the Fund had no outstanding securities on loan.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President

Date	November 22, 2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	November 22, 2010

* Print the name and title of each signing officer under his or her signature.